Disclosure on Individual Items of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Disclosure on individual items of the consolidated financial statements
4.	Disclosure on individual items of the consolidated financial statements

4.1	Statements of comprehensive income

4.1.1	Revenue from contracts with customers

ADSE develops, produces, and distributes battery storage solutions for different areas of applications (“multi-use-case”). The product portfolio ranges from the field “charging” which provides charging solutions for the expansion of the eMobility infrastructure at power-limited network points, to the field “commercial and industrial” including power ranges up to multiple MW/MWh, as well as to the field “residential” which includes small storage solutions. Additionally, ADSE provides its customers with software solutions regarding intelligent controlling and monitoring of battery storage solutions. Other revenues include for example separately acquirable service contracts or maintenance services.

72.1% (2022: 73.9%, 2021: 72.1%) of revenues are generated in Germany. The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile:

Revenue by region
kEUR	2023	2022	2021
Germany	77,449	19,538	23,809
Sweden	8,688	207	324
Ireland	8,050	1,223	1,944
United States of America	4,971	731	-
Netherlands	4,770	872	491
Switzerland	1,462	1,628	1,186
Austria	1,389	-	750
Spain	143	1,071	3,371
Rest of the world	462	1,160	1,158
Total	107,384	26,430	33,035

The following table presents the revenue from contracts with customers disaggregated by major products:

Major products
kEUR	2023	2022	2021
Charging	89,323	19,506	23,721
Commercial and industrial	15,788	4,463	6,334
Service	2,004	1,774	2,235
Residential	41	287	479
Other	227	400	267
Total	107,384	26,430	33,035

Charging revenues of kEUR 89,323 (2022: kEUR 19,506; 2021: kEUR 21,118) were recognized point in time while charging revenues of kEUR 0 (2022: kEUR 0; 2021: kEUR 2,603) were recognized over time.

Commercial and industrial revenues of kEUR 14,186 (2022: kEUR 4,311; 2021: kEUR 4,453) were recognized point in time while commercial and industrial revenues of kEUR 1,602 (2022: kEUR 152; 2021: kEUR 2,721) were recognized over time.

The following table provides information on contract assets and contract liabilities from contracts with customers:

kEUR	Dec. 31, 2023	Dec. 31, 2022
Receivables, which are included in 'Trade and other receivables'	15,285	13,897
Contract assets	-	6
Contract liabilities	7,519	23,721

The contract assets primarily relate to ADSE’s rights to consideration for development activities partially completed but not billed at the reporting date. Revenues for these development activities are realized over time. Because there are cases where there has not been an advanced consideration by the customer or the already recognized revenue in the period exceeds the advanced consideration by the customer ADSE recognizes a contract asset. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when ADSE delivers the product ordered.

Contract liabilities mainly relate to advanced consideration received from customers prior to the delivery of products and may include separate performance obligations for extended warranties. ADSE develops and produces specific solutions for its customers which causes the orders to have a certain delivery time. Contract liabilities will be recognized as revenue when the contract ends at the latest, which is generally expected to occur within one year. However, the contract balance may change between contract asset and contract liability depending on the relationship between ADSE’s performance and the customer’s payment.

The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:

kEUR	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities	7,519	23,721
Revenue recognized that was included in the contract liability balance at the beginning of the period	17,997	465
Increases due to cash received, excluding amounts recognized at the beginning of the period	1,795	17,846

There are no incremental costs to obtain or fulfil a contract with a customer, which would have to be recognized as an asset. Furthermore, contracts with customers do not contain a significant financing component.

As of the reporting date, revenue from contracts with customers in an amount of kEUR 7,262 is recognized at a point in time under bill-and-hold arrangements (December 31, 2022: kEUR 8,879, December 31, 2021: kEUR 2,721).

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the contract with a customer. ADSE generally recognizes revenue when it transfers control over a good to a customer.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies:

Type of product	Nature and timing of satisfaction of performance obligation, including significant payment terms	Revenue recognition under IFRS 15
Charging

The production of charging products may also include the customer-specific development of the goods for the customer. Because there is a high dependency between the development and the production performance these are seen as one single performance obligation according to IFRS 15.

Invoices are issued according to contractual terms and are usually payable within 30 days.

Revenue (and associated costs) for the sale of charging products is typically recognized at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use).

For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.

Commercial and industrial

Customers obtain control of the product when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

Invoices are usually payable within 30 days.

Revenue is typically recognized when the product has been delivered to the customer’s premises at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use). For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.

Residential

Customers obtain control of the small storage solution products when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

Invoices are usually payable within 30 days.

Revenue is recognized when the product has been delivered to the customer’s premises at a point in time.
Service and others

Service and other include service obligations such as repair and maintenance and replacement parts. Invoices for these services are usually payable within 30 days.

Invoices for replacement parts are issued at the point in time of the delivery of the good and usually payable within 30 days. The invoices for software solutions are issued when the license is ordered by the customer and are usually payable within 30 days.

Revenue for software solutions is recognized at a point in time ADSE gives its customer a right-of-use according to IFRS 15.B56.

One-time revenues from replacement parts are also recognized at the point in time of the provided service.

Revenue for repair and maintenance are recognized as the services are provided. The stage of completion for determining the amount of revenue to recognize is assessed based on the work performed.

4.1.2	Functional costs

Cost of goods sold

Cost of goods sold include the following:

kEUR	2023	2022	2021
Cost of materials	95,007	23,554	26,433
Personnel expenses	9,623	3,388	3,097
Depreciation and amortization	4,082	3,517	3,103
Other expenses	1,558	445	2,677
Total	110,270	30,904	35,310

The increase in cost of goods sold is the result of an increase in sales. The increase in personnel expenses results from additional employees hired within the financial year. The increase in the depreciation and amortization within the costs of goods sold is the result of the capitalization and amortization of internally generated intangible assets, right-of-use assets as well as items of property, plant, and equipment.

During the financial year 2023, ADSE recognized write-downs of inventories in an amount of kEUR 8,093 (2022: kEUR -78, 2021: kEUR 1,834) as an expense in the cost of sales in the statement of profit or loss.

As of December 31, 2023, personnel expenses include expenses for stock compensation of kEUR 147 (December 31, 2022: kEUR 0, December 31, 2021: kEUR 0).

Research and development expenses

kEUR	2023	2022	2021
Personnel expenses	1,083	182	49
Material expenses	153	344	1,304
Depreciation and amortization	247	168	106
Other expenses	1,350	1,007	553
Total	2,832	1,701	2,012

As of December 31, 2023, personnel expenses include expenses for stock compensation of kEUR 49 (December 31, 2022: kEUR 0, December 31, 2021: kEUR 0).

In the financial year 2023, ADSE has capitalized development costs in the amount of kEUR 5,404 (2022: kEUR 7,406, 2021: kEUR 3,904). Amortization of capitalized development costs, presented as cost of goods sold, amounts to kEUR 2,463 (2022: kEUR 2,458, 2021: kEUR 2,249).

ADSE has applied for and has received various government grants in 2023 and previous years. In the financial year 2023, such government grants received amount to kEUR 2,030 (2022: kEUR 4,615, 2021: kEUR 4,381). As of the reporting date, a total of kEUR 2,390 (December 31, 2022: kEUR 354, December 31, 2021: kEUR 96) of the grants had not yet been paid to ADSE. This amount is recognized as a receivable at the reporting date.

The grants received in 2022 and 2021 were awarded to only cover research expenses and were thus recognized as a reduction of research and development expenses in the financial year 2022 and as other operating income in the financial year 2021. The research projects to which the government grants relate essentially comprise research in the field of electromobility, batteries and energy storage systems, emission-free systems, and energy supply of the future.

The government grant applied for in the financial year 2023 relates to development expenses that were capitalized in accordance with IAS 38 and was thus deducted from the carrying amount of the asset in an amount of kEUR 2,030.

Selling, general and administrative expenses

Selling, general and administrative expenses include the following:

kEUR	2023	2022	2021
Personnel expenses	10,243	14,359	3,911
Legal and consulting fees	4,984	3,779	4,450
Administration fee	2,741	3,412	2,963
Marketing costs	1,554	1,925	476
Insurance expenses	1,774	2,365	26
Depreciation and amortization	522	631	227
Other expenses	6,005	4,847	1,268
Total	27,823	31,319	13,321

As of December 31, 2023, personnel expenses include expenses for stock compensation of kEUR 1,365 (December 31, 2022: kEUR 2,770, December 31, 2021: kEUR 10). An amount of kEUR 4,191 was reclassified to cost of sales to improve the view on how management views and operates the business.

Other expenses primarily consist of expenses for general warranties, travel costs and outbound freight.

4.1.3	Other operating income

Other operating income includes the following:

kEUR	2023	2022	2021
Exchange rate gains	139	-	-
Income from compensation	120	1,016	2,584
Income from reversal of provisions	101	913	1,517
Income from subsequent payments	39	408	29
Cost refunds	-	-	174
Other	268	47	233
Total	667	2,383	4,538

Income from compensation relates to financial compensation received from insurance companies and other parties from non-recurring events.

4.1.4	Other operating expense

Other operating expense includes the following:

kEUR	2023	2022	2021
Provisions for onerous contracts	10,973	-	6
Exchange rate losses	1,200	1,007	-
Other expenses	43	64	60
Warranties	-461	-	5,253
Expenses due to subsequent events	-	11	5
Expenses from disposal of assets	-	1	36
Compensation	-	-	42
Total	11,755	1,084	5,402

In the financial year 2023, ADSE recognized a provision for an onerous contract in the amount of kEUR 10,973. This provision relates to contract under which the fixed purchase obligation for inventories exceeds the expected income from the sale of corresponding products.

From the year ended December 31, 2021, to December 31, 2022, other expenses decreased primarily due to forming a special warranty provision in 2021. In 2023, previously recognized provisions for warranties have been utilized resulting in an income from warranties.

Exchange rate losses are based on the changes of the EUR/USD exchange rate in the course of the financial year 2023.

4.1.5	Finance result

The finance income and finance costs recognized in profit or loss are as follows:

kEUR	2023	2022	2021
Finance income from remeasurement of warrant liabilities	-	10,329	-
Foreign currency gains	3	9,928	-
Income from other interest and similar income	187	259	47
Finance income	190	20,515	47
Interest expense from bank loans	-1	-17	-296
Foreign currency losses	-	-	-264
Interest expense from related party loans	-	-2	-1,995
Interest expense from leasing	-153	-122	-89
Interest expense from guarantee commissions	-67	-246	-177
Interest expense from shareholder loans	-2,784	-	-
Finance expense from remeasurement of warrant liabilities	-10,859	-	-
Other interest expense	-23	-40	-13
Finance expenses	-13,886	-427	-2,835
Share listing expense	-	-	-65,796
Net finance result	-13,697	20,089	-68,583

As of December 31, 2023, finance expense from remeasurement of warrant liabilities in the amount of kEUR 10,859 consists of amounts recognized as part of the remeasurement of the fair value of public and private warrant liabilities, warrant liabilities from two shareholder loans and warrant liabilities from capital increases (December 31, 2022, finance income of kEUR 10,329, December 31, 2021: kEUR 0).

As of the reporting date, interest expenses from shareholder loans amount to kEUR 2,784 (December 31, 2022: kEUR 0, December 31, 2021: kEUR 0). Refer to note 4.2.12 for further information on the shareholder loans.

4.1.6	Share listing expense

As described in note 1.3, the merger between EUSG II (successor of EUSG) and the Company resulted in recognition of the share listing expense in 2021. Share listing expense includes the IFRS 2 listing expenses and other transaction related costs.

The IFRS 2 share listing expense represents a non-cash expense in accordance with IFRS 2. Any excess of the fair value of the Company’s ordinary shares issued to EUSG shareholders over the fair value of EUSG’s identifiable net assets acquired represents compensation for services (share listing expense) and is expensed as incurred. The IFRS 2 share listing expense is calculated using the following parameters:

●	The fair value per the Company’s share is set at USD 9.77 which equals the share price of EUSG as of December 22, 2021. On that date each remaining EUSG ordinary share after redemptions was cancelled in exchange for an ordinary share of the Company. Therefore, given the 1:1 share exchange ratio, it is assumed that the fair value of one share of the Company equals the fair value of an EUSG share.

●	Net assets of EUSG were calculated as of December 22, 2021, i.e. including net cash proceeds from EUSG IPO after redemptions.

●	Share listing expense is calculated in USD given that EUSG functional currency is USD and EUSG share price is in USD. The resulting share listing expense is converted to EUR using the spot rate as of December 22, 2021.

Applying the aforementioned parameters, the share listing expense is calculated as follows:

kEUR
Fair value of 8,524,565 ordinary shares (including 3,593,750 founder shares) at €8.64 per share	73,697
Fair value of 4,375,000 private warrants at EUR 1.17 per warrant	5,110
Fair value of 7,187,500 public warrants at EUR 1.05 per warrant	7,568
Net liability of EUSG at business combination	423
Total value of consideration	86,799
Proceeds received post business combination EUSG assets (cash)	-43,107
Listing expenses total (cash)	22,105
Total share listing expense	65,796

4.1.7	Income taxes

The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in the other comprehensive income.

kEUR	2023	2022	2021
Current year	88	-190	-
Current tax expense	88	-190	-
Origination and reversal of temporary differences	4,378	-3,453	-1,033
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	-1,325	1,071	620
Deferred tax (expense) income	3,053	-2,382	-413
Total	3,141	-2,572	-413

Reconciliation of the effective tax rate

The entity’s tax rate of 29,48% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 13,65%.

kEUR	2023	2022	2021
Profit (loss) before tax	-58,221	-16,335	-87,227
Tax using the Company's domestic tax rate	17,161	4,815	25,710
Tax effect of:
Difference in tax rates	-1,348	-525	-10,516
Non-deductible expenses	-585	-130	-582
Non-taxable income	1,291	344	-
Additions for tax purposes	362	-84	-
Non-recognition of deferred tax on loss carry forward and temporary differences	-10,594	-6,738	-7,319
True up on deferred taxes from prior year	-18	527	-
Permanent differences	-3,130	-795	-7,736
Others	2	14	30
Taxes on income	3,141	-2,572	-413

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for tax loss carryforwards:

kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax loss carryforwards	128,587	82,796	55,352

The tax loss carryforwards have no date of expiry.

Movement in deferred taxes

Deferred tax balances developed as follows:

kEUR	DTA	DTL	Dec. 31, 2023	DTA	DTL	Dec. 31, 2022
Intangible assets	-	7,308	-7,308	-	5,994	-5,994
Right-of-use assets	-	953	-953	-	955	-955
Inventories	506	1,539	-1,033	663	2,674	-2,011
Contract assets	-	-	-	-	47	-47
Trade and other receivables	41	4	36	514	876	-362
Other assets	-	-	-	-	150	-150
Lease liabilities	996	-	996	988	-	988
Trade and other payables	-	7	-7	-	408	-408
Contract liabilities	1,425	-	1,425	3,627	-	3,627
Other provisions	3,234	114	3,120	61	267	-206
Warrant liabilities	-	-	-	-	2,582	-2,582
Tax loss carryforwards	2,535	-	2,535	3,859	-	3,859
Netting	-8,735	-8,735	-	-9,712	-9,712	-
Total	-	1,189	-1,189	-	4,241	-4,241

Deferred tax assets and liabilities are offset according to the requirements of IAS 12.74.

The movement of all deferred tax positions is recognized in the P&L as no deferred taxes exist which are related to transaction in equity or OCI.

4.1.8	Earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit for the year attributable to ordinary equity holders of the ADSE Holdco by the weighted average number of ordinary shares outstanding during the reporting period.

ADSE Holdco is a public limited company, which allots shares of the entity to its shareholders.

Earnings per share (basic) and earnings per share (diluted) are calculated based on the earnings attributable to ADSE Holdco shareholders. For the periods included in these financial statements ADSE was loss-making in all periods. Restricted stock units have been included in the calculation of diluted weighted average number of shares outstanding. These restricted stock units could potentially dilute basic earnings per share in the future.

The loss attributable to the shareholders of ADS-TEC Energy (basic and diluted) amounts to kEUR 55,081 (2022:kEUR 18,906, 2021: kEUR 87,640). The weighted average number of interests in circulation amounts to 48,919 (basic) and 49,208 (diluted) (2022: 48,809 (basic) and 49,005 (diluted), 2021: 25,344 (basic) and 25,344 (diluted)) (in k units).

Earnings per share	2023	2022	2021
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-55,081	-18,906	-87,640
Weighted average number of ordinary shares outstanding (in k units) (basic)	48,919	48,809	25,344
Weighted average number of ordinary shares outstanding (in k units) (diluted)	49,208	49,005	25,344
Basic loss per share (€)	-1.13	-0.39	-3.46
Diluted loss per share (€)	-1.13	-0.39	-3.46

4.2	Statements of financial position

4.2.1	Intangible assets

The development of intangible assets is shown below:

kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2022	19,801	342	20,142
Additions	7,406	180	7,586
Disposals	-	-6	-6
As of Dec. 31, 2022	27,207	516	27,722
Additions	5,404	189	5,593
Disposals	-	-	-
As of Dec. 31, 2023	32,610	705	33,315

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2022	-2,897	-208	-3,104
Additions	-2,458	-107	-2,565
Disposals	-	6	6
As of Dec. 31, 2022	-5,355	-309	-5,664
Additions	-2,463	-148	-2,611
Disposals	-	-	-
As of Dec. 31, 2023	-7,818	-457	-8,274

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2022	16,904	134	17,038
As of Dec. 31, 2022	21,852	207	22,059
As of Dec. 31, 2023	24,793	248	25,041

The internally generated intangible assets primarily relate to the capitalized costs of ADSE ’s development of pioneering technologies, for which ADSE intends to enable itself on the market as a provider of advanced system solutions in the fields of energy storage, battery technology and electromobility. The intangible assets are amortized according to their useful life and the amortization is presented in costs of goods sold.

Intangible assets that are material to ADSE’s consolidated financial statements include development activities relating to the development of ChargeBox (CBX), a customer specific ChargeBox (DC-CBX) and ChargePost (CPT). Development activities for CBX and DC-CBX were capitalized in the financial years 2020, 2019 and 2018 and have a remaining useful life of four years. As of the reporting date, the carrying amount of CBX amounts to kEUR 3,608 (December 31, 2022: kEUR 4,580) and of DC-CBX amount to kEUR 4,743 (December 31, 2022: 6,021). As of the reporting date, the carrying amount of CPT amounts to kEUR 14,186 (December 31, 2022: kEUR 8,334).

4.2.2	Leases

As of December 31, 2023, ADSE leases two warehouse property and one real property in Germany, one warehouse and production property in the United States of America as well as 26 vehicles. The lease terms run from 1 year up to 7 years. ADSE does not have the option to purchase the assets at the end of the contract term.

Some property leases contain an extension option. If ADSE intends to use the option, this was already considered in the lease term of the lease agreement.

When measuring lease liabilities, ADSE discounted lease payments using its incremental borrowing rate ranging from 9,03% to 3,55%. For the calculation of the incremental borrowing rates, European triple A bonds were used as the basis and adjusted for a risk premium corresponding to the external borrowing rates (credit spread).

The development of right-of-use assets is shown below:

kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2022	1,844	143	1,987
Depreciation charge for the year	622	116	739
Additions to right-of-use assets	1,912	205	2,119
As of Dec. 31, 2022	3,134	232	3,366
Depreciation charge for the year	816	133	949
Additions to right-of-use assets	702	169	871
As of Dec. 31, 2023	3,020	268	3,286

For leases with short-term contracts of up to one year and low-value assets, ADSE has elected not to recognize right-of-use-assets and lease liabilities.

There are no material expenses relating to variable lease payments in the measurement of lease liabilities.

ADSE did not enter into any sublease agreements.

In 2023, a total cash outflow for leases in the amount of kEUR 1,065 (2022: kEUR 828; 2021:kEUR 569) was recognized.

The amounts recognized in profit or loss are shown below:

kEUR	2023	2022	2021
Amounts recognized in profit or loss
Interest on lease liabilities	153	122	89
Expenses relating to short-term leases	119	50	2
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	22	13	7
Amounts recognized in the statement of cash flows
Total cash outflow of leases	1,065	828	569

4.2.3	Property, plant, and equipment

The development of fixed assets is shown below:

kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2022	4,728	82	4,810
Additions	2,945	539	3,484
Disposals	-136	-	-136
Reclassification	94	-94	-
As of Dec. 31, 2022	7,631	527	8,158
Additions	2,154	143	2,297
Disposals	-58	-	-58
Reclassification	498	-498	-
As of Dec. 31, 2023	10,225	172	10,397

kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2022	-1,852	-	-1,852
Depreciation	-1,032	-	-1,032
Disposals	116	-	116
As of Dec. 31, 2022	-2,768	-	-2,768
Depreciation	-1,291	-	-1,291
Disposals	53	-	53
As of Dec. 31, 2023	-4,006	-	-4,006

kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2022	2,876	82	2,958
As of Dec. 31, 2022	4,863	527	5,389
As of Dec. 31, 2023	6,219	172	6,391

4.2.4	Other investments and other assets

Other investments and other assets include the following:

kEUR	Dec. 31, 2023	Dec. 31, 2022
Other investments	5	3,199
Other assets	174	174
Total	179	3,373

As of December 31, 2022, other investments include a convertible loan of kEUR 5,000 granted to one of ADSE’s customers on April 01, 2022, to support the customer and fund the purchase of ADSE’s products. The loan had an interest rate of 6% p.a. with an original due date on March 31, 2027. As of December 31, 2022, kEUR 3,221 of the loan balance had been drawn and had accrued interest of kEUR 63. Additionally, an expected credit loss of kEUR 85 had been recorded, resulting in the carrying amount of kEUR 3,199. The loan, including accrued interest, was repaid by the customer in May 2023.

Other assets include a deposit for a rental building amounting to kEUR 137 (December 31, 2022: kEUR 137) and a cash deposit at the Swiss tax office amounting to kEUR 37 (December 31, 2022: kEUR 37).

4.2.5	Inventories

Inventories include the following:

kEUR	Dec. 31, 2023	Dec. 31, 2022
Finished goods	15,010	16,804
Trading goods	-	1,474
Work in progress	7,003	3,912
Raw materials	30,995	36,766
Total	53,008	58,956

kEUR	Dec. 31, 2023	Dec. 31, 2022
Write-downs finished goods	-1,700	-206
Write-downs work in progress	-626	-502
Write-downs raw materials	-11,563	-5,111
Total	-13,889	-5,819

During the financial year 2023, ADSE recognized write-downs of inventories in an amount of kEUR 8,093 (2022: kEUR -78, 2021: kEUR 1,834) as an expense in the cost of sales in the statement of profit or loss.

4.2.6	Trade and other receivables and contract assets

Trade and other receivables include the following:

kEUR	Dec. 31, 2023	Dec. 31, 2022
Trade receivables	15,285	13,897
Advanced payments	2,651	2,113
Other receivables financial	2,443	925
Deferred expenses and accrued income	686	678
Other receivables non-financial	166	56
Total	21,231	17,670

As of the reporting date, other receivables financial mainly include receivables from government grants.

4.2.7	Cash and cash equivalents

Cash and cash equivalents include the following:

kEUR	Dec. 31, 2023	Dec. 31, 2022
Cash	2	1
Cash at banks	29,161	34,440
Total	29,162	34,441

The cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

As of December 31, 2023, cash at banks includes restricted cash of kEUR 1,475 (December 31, 2022: kEUR 12,042).

4.2.8	Equity

The changes in the various components of equity from January 01, 2021 through December 31, 2023 are shown in ADSE’s statements of changes in equity.

As described in note 1.3, ADSE Holdco was founded on July 26, 2021. On December 22, 2021, EUSG merged with EUSG II and EUSG II merged with ADSE Holdco with ADSE Holdco being the surviving entity. The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021, following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.

Following the merger with ADSE GM in 2021, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.

On December 28, 2023, ADSE Holdco issued 1,666,667 ordinary shares at a par value of USD 0.0001 resulting in an increase of the share capital of USD 167. These shares were acquired by a new investor for USD 6.00 per share. Together with the shares, 1,339,285 warrants with an exercise price of USD 7 and USD 8 were issued (refer to note 4.2.9). The split of the total transaction price lead to an increase in equity of kUSD 7,802 (kEUR 7,009) and the recognition of a warrant liability of kUSD 2,198 (kEUR 1,989). Transaction costs incurred in context of the transaction in the amount of kUSD 283 (kEUR 268) are deducted from equity, resulting in a net increase in equity of kEUR 6,741.

The development of issued and outstanding shares from January 01, 2021, to December 31, 2023, is shown in the table below. As of December 21, 2021, as part of the share for share exchange 32,039 shares of ADSE GM shareholder have been converted to 24,683,333 ordinary shares of ADSE Holdco.

in k units	2023	2022	2021
Outstanding as of Jan. 01	48,877	48,808	32
Share for share exchange	-	-	24,651
Business combination	-	-	24,125
Capital increase	1,667	-	-
Stock compensation	41	69	-
Outstanding as of Dec. 31	50,585	48,877	48,808
Treasury shares	58	28	-
Issued and outstanding as of Dec. 31	50,642	48,905	48,808

For the year ended December 31, 2021, the opening balance of retained earnings contains retained earnings of the ADSE GM (accounting predecessor).

The result for the period contains consolidated losses of ADSE.

As of December 31, 2023, other equity consists of currency translation reserves on translation of ADSE US (USD) and ADSE CH (CHF) from their functional currency to the presentation currency of ADSE (EUR). As of December 31, 2022, other equity consists of currency translation reserves on translation of ADSE US from its functional currency (USD) to the presentation currency of ADSE (EUR). As of December 31, 2021, other equity consists of currency translation reserves on translation of EUSG from its functional currency (USD) to the presentation currency of ADSE (EUR) upon the merger with ADSE Holdco and on the translation of ADSE US.

As of December 31, 2023, the share capital amounts to kEUR 4 (December 31, 2022: kEUR 4, December 31, 2021: kEUR 4) and is fully paid in.

Other equity comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital	4	4	4
Capital reserves	225,007	216,815	214,100
Other equity	106	45	-2
Retained earnings	-136,117	-117,211	-29,570
Profit/Loss	-55,081	-18,906	-87,640
Equity attributable to shareholders of ADSE	33,919	80,747	96,892
Total	33,919	80,747	96,892

4.2.9	Warrant liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Dec. 31, 2023
Public warrants	7,187,486	5,243
Private warrants	4,475,000	3,280
Warrants relating to shareholder loans	3,216,667	11,114
Warrants relating to capital increases	1,339,285	1,989
Total	16,218,438	21,626

As of December 31, 2022, warrant liabilities include the following:

kEUR	No. of warrants issued	Dec. 31, 2022
Public warrants	7,187,486	1,348
Private warrants	4,475,000	1,091
Total	11,662,486	2,439

Public and private warrants

As of December 31, 2023, public and private warrant liabilities amounting to kEUR 8,523 (December 31, 2022: kEUR 2,439) relate to 7,187,486 public warrants and 4,475,000 private warrants including 100,000 lender warrants issued. In comparison to December 31, 2022, there have been no changes in the amount of warrants issued.

6,250,000 public warrants were issued as part of the EUSG units in the IPO to the public shareholders on January 26, 2021. Each EUSG unit contained one share and one-half warrant. Additional 937,486 warrants were issued as part of the overallotment to the underwriters.

4,475,000 private warrants were issued by EUSG to EUSG Sponsor and the underwriters. Lender warrants were issued in lieu of a repayment of a promissory note and are accounted for as private warrants.

Each warrant gives the holder the right to acquire one ordinary share in the Company at an exercise price of USD 11.50 per share, subject to adjustment. Both public and private warrants may be exercised until December 22, 2026.

Until expiration, and if the Company’s share price equals or exceeds USD 18.00 for any 20 trading days within a 30-trading day period, the Company may elect to redeem public warrants at a price of USD 0.01 per warrant. Private warrants are not redeemable by the Company, they may be exercised for cash or on a cashless basis at the holder’s option as long as they are held by the initial holders or their affiliates.

As described in note 1.3, on the merger of EUSG with EUSG II and ultimately with ADSE Holdco in 2021, each EUSG public and private warrant was converted into one ADSE Holdco public and private placement warrant respectively under the same terms as EUSG warrants. Upon the merger it is assessed that the EUSG public and private warrants were assumed as a liability as part of the acquisition. Therefore, the Company’s warrants issued to replace EUSG warrants are accounted as a liability at fair value through profit and loss.

Public warrants are measured at fair value through profit or loss with reference to their quoted market price on NASDAQ (Level 1 – Fair value hierarchy under IFRS 13).

The market prices for private warrants are not observable as these are not actively traded. Their fair value is determined by applying a Black-Scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

Input	Reference	Dec. 31, 2023	Dec. 31, 2022
Spot price	1	USD 7.15	USD 3.12
Strike price	2	USD 11.50	USD 11.50
Expected term (years)	3	2.98	3.98
Risk free rate	4	4.01%	4.11%
Dividend yield	5	0.00%	0.00%
Annual volatility	6	33.78%	46.94%
Fair value per private warrant		USD 0.81	USD 0.26

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),

4.	Interpolated 2.98-year (December 31, 2022: 3.98) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Implied volatility observed through the public warrants traded price.

Warrants relating to shareholder loans

In 2023, two shareholder loans for the financing of working capital and general corporate purposes were granted by several shareholders to ADSE US (refer to note 4.2.12). In conjuction with the loans, ADSE Holdco issued a total of 3,216,667 warrants.

As of December 31, 2023, the fair value of these warrants amounts to kEUR 11,114 (December 31, 2022: kEUR 0) and is shown as a liability.

1,716,667 warrants with an exercise price of USD 3.00 were issued to the lenders of the first shareholder loan, whereas 1,500,000 warrants with an exercise price of USD 6.20 were issued to the lenders of the second shareholder loan. Each warrant gives the holder the right to acquire one ordinary share in the Company. The holder has the right to exercise the warrants after the first anniversary of the issue date of the respective loan until the second anniversary of the issue date. The warrants can be exercised in full or in parts.

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value is determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

	Dec. 31, 2023
Input	Reference	First shareholder loan	Second shareholder loan
Spot price	1	USD 7.15	USD 7.15
Strike price	2	USD 3.00	USD 6.20
Expected term (years)	3	1.34	1.63
Risk free rate	4	4.60%	4.44%
Dividend yield	5	0.00%	0.00%
Annual volatility	6	70.00%	70.00%
Number of warrants outstanding		1,716,667	1,500,000
Fair value per warrant		USD 4.55	USD 2.98

1.	Equal to the observed price of the class A common shares,

2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (First shareholder loan: May 05, 2025, second shareholder loan: August 18, 2025),

4.	Interpolated 1.34-year (first shareholder loan) / 1.63-year (second shareholder loan) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatility of the guideline public companies.

Warrants relating to capital increases

On December 28, 2023, ADSE Holdco issued 1,666,667 ordinary shares at a par value of USD 0.0001 resulting in an increase of the share capital of USD 167 (refer to note 4.2.8). In conjunction with the capital increase, ADSE Holdco issued 1,339,285 warrants with a term of 6 and 12 months. 714,285 warrants were issued with a term of 6 months at an exercise price of USD 7.00, whereas 625,000 warrants were issued with a term of 12 months at an exercise price of USD 8.00. Each warrant gives the holder the right to acquire one ordinary share in the Company.

As of December 31, 2023, the fair value of these warrants amounts to kEUR 1,989 (December 31, 2022: kEUR 0) and is shown as a liability.

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value is determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

	Dec. 31, 2023
Input	Reference	6-month warrants	12-month warrants
Spot price	1	USD 7.15	USD 7.15
Strike price	2	USD 7.00	USD 8.00
Expected term (years)	3	0.49	0.99
Risk free rate	4	5.26%	4.80%
Dividend yield	5	0.00%	0.00%
Annual volatility	6	70.00%	70.00%
Number of warrants outstanding		714,285	625,000
Fair vale per warrant		USD 1.52	USD 1.78

1.	Equal to the observed price of the class A common shares,

2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (6-month warrants: June 28, 2024, 12-month warrants: December 28, 2024),

4.	Interpolated 0.49-year (6-month warrants) / 0.99-year (12-months warrants) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatitlity of the guideline public companies.

4.2.10	Trade and other payables

Trade and other payables include the following:

kEUR	Dec. 31, 2023	Dec. 31, 2022
Trade payables	12,880	10,012
Sales tax liabilities	3,457	1,583
Accrued expenses	2,670	1,898
Trade payables due to related parties	2,300	1,821
Other payables non-financial	685	384
Other payables financial	198	153
Total	22,191	15,852

Trade payables mainly consist of trade accounts payable and accruals for outstanding invoices.

For information about ADSE’s exposure to liquidity risks please refer to note 4.5.2.2.

4.2.11	Provisions

The development of provisions is shown below:

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2022	8,664	11	16	929	9,620
Added	1,571	-	0	158	1,729
Utilized	1,523	-	-	534	2,057
Reversal	469	-	-	47	517
As of Dec. 31, 2022	8,244	11	16	505	8,775

Date of maturity
Current	2,030	11	16	-	2,056
Non-current	6,214	-	-	505	6,719
Total	8,244	11	16	505	8,775

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2023	8,244	11	16	505	8,775
Added	6,434	10,973	-	197	17,604
Unwind of discount	14	-	-	7	21
Utilized	-5,576	-	-	-10	-5,586
Reversal	-14	-	-4	-73	-90
As of Dec. 31, 2023	9,103	10,983	12	626	20,725

Date of maturity
Current	5,229	10,983	-	-	16,212
Non-current	3,875	-	12	626	4,513
Total	9,103	10,983	12	626	20,725

There are no pension commitments or similar obligations.

ADSE provides warranties for general repairs of defects that existed at the time of sale, as required by law. Provisions related to these assurance-type warranties are recognized when the product is sold, or the service is provided to the customer. Initial recognition is based on historical experience. The estimate of warranty-related costs is revised annually. In general warranty provisions cover the expected warranty claims from the customers.

If ADSE has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established. ADSE recognizes any impairment loss that has occurred on assets dedicated to that contract. As of the reporting date, provisions for onerous contracts amount to kEUR 10,983 (December 31, 2022: kEUR 11). In the financial year 2023, ADSE recognized a provision for an onerous contract in the amount of kEUR 10,973. This provision relates to contract under which the fixed purchase obligation for inventories exceeds the expected income from the sale of corresponding products.

4.2.12	Loans and borrowings

As of the reporting date, loans and borrowings include two shareholder loans with a principal amount of kEUR 17,738 and interest payable of kEUR 863. Together with the shareholder loans, 3,216,667 warrants with an exercise price of USD 3.00 and USD 6.20 were issued (refer to note 4.2.9), resulting in a disagio of the loans in the amount of kEUR 4,693 as of the reporting date. Transaction cost are being discounted from the loan as well. Both are amortized using the effective interest rate method. As of December 31, 2023, loans and borrowings amount to kEUR 13,908 (December 31, 2022: kEUR 0).

Two shareholder loans with a total nominal amount of kUSD 12,875 and kUSD 15,000 for the financing of working capital and general corporate purposes have been granted by several shareholders to ADSE US with a maturity date of February 29, 2024, June 30, 2024, and July 31, 2024, and a fixed interest rate of 10% p.a.. As of the reporting date, an amount of kUSD 20,375 (kEUR 18,468) has been drawn by ADSE US. Thereof, kUSD 775 (kEUR 703) have been paid with a maturity date as of December 22, 2023.

As collateral for the second shareholder loan, ADSE US pledged all of its current assets, which among others include its inventories and cash and cash equivalents.

4.2.13	Financial instruments

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy.

The fair value disclosure of lease liabilities is not required.

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023	Carrying amount Dec. 31, 2022	Fair value Dec. 31, 2022
Financial assets
Cash and cash equivalents	At amortized cost	3	29,162	29,162	34,441	34,441
Trade receivables (current)	At amortized cost	3	15,285	15,285	13,897	13,897
Other investments	At amortized cost	3	5	5	3,199	3,199
Other financial receivables (current)	At amortized cost	3	2,439	2,439	921	921
Other financial receivables (non-current)	At amortized cost	3	4	4	4	4
Total			46,894	46,894	52,462	52,462

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023	Carrying amount Dec. 31, 2022	Fair value Dec. 31, 2022
Financial liabilities
Warrant liabilities - private	FVTPL	2	3,280	3,280	1,091	1,091
Warrant liabilities - public	FVTPL	1	5,243	5,243	1,348	1,348
Warrant liabilities - Shareholder loan	FVTPL	2	11,114	11,114	-	-
Warrant liabilities - Capital increase	FVTPL	2	1,989	1,989	-	-
Loans and borrowings (current)	At amortized cost	3	13,908	13,908	-	-
Trade payables (current)	At amortized cost	3	12,880	12,880	10,012	10,012
Trade payables due to related parties (current)	At amortized cost	3	2,300	2,300	1,821	1,821
Lease liabilities (non-current)	At amortized cost	3	2,580	-	2,635	-
Lease liabilities (current)	At amortized cost	3	853	-	842	-
Other payables financial (current)	At amortized cost	3	198	198	153	153
Total			54,347	50,913	17,902	14,425

Changes in fair value of warrants as well as interest income and expense on loans and borrowings and leases are included in financial result in the statement of profit or loss.

If reclassifications to other levels of the measurement hierarchy are necessary, they are made at the end of the fiscal year in which the event that necessitates the reclassification occurs. There were no reclassifications for all periods.

4.2.14	Contingent liabilities and contingent assets

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence of one or more uncertain future events that are outside the control of ADSE. Furthermore, present obligations are contingent liabilities if it is not probable that an outflow of resources will be required to settle the obligation and/or the amount of the obligation cannot be estimated with sufficient reliability.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non- occurrence of one or more uncertain future events that are outside the control of ADSE.

As of the balance sheet date no contingent liabilities and no contingent assets exist.

4.3	Share-based payments

Restricted stock units program

In 2021, an Incentive Plan was implemented which allows ADSE to grant restricted stock units (RSUs) for members of management and members of the board of directors. The participants shall receive a number of shares of common stock that correspond to the number of RSUs that have become vested on the applicable vesting date.

The RSUs granted for the initial SPAC grant promised have a vesting period of four years while the RSUs granted under the director’s compensation have a vesting period of one year. RSUs granted to members of management have a vesting period of four years. In case of a bad leaver all claims to the RSUs become void.

The grant of RSUs is a share-based payment according to IFRS 2, because the participants receive an entitlement to future remuneration, which is based on real equity instruments. ADSE has no choice to settle the transaction in cash and must settle with equity instruments. Therefore, the grant of RSUs is classified as equity-settled share-based payment according to IFRS 2.

The valuation of the RSUs is based on the share price of ADSE Holdco minus the nominal value of the share on grant date. No option pricing model was applied.

The RSUs were measured at the share price at grant date. For all 331,250 RSUs granted on March 04, 2022, the grant date fair value is USD 8,40. For 11,600 RSUs granted to an external consultant on March 31, 2022, the grant date fair value is USD 8,62. For 268,000 RSUs granted on July 05, 2023, the grant date fair value is USD 6.00 The weighted-average fair value as of the measurement date is USD 7.35.

In the financial year 2022, the RSU program developed as follows:

Program	RSUs
Number of awards	342,850
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2022)	187,500
Awards granted in the reporting period	155,350
Awards forfeited in the reporting period	-50,000
Awards exercised in the reporting period	-96,873
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	195,977

In the financial year 2023, the RSU program developed as follows:

Program	RSUs
Number of awards	463,977
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2023)	195,977
Awards granted in the reporting period	268,000
Awards forfeited in the reporting period	-81,335
Awards exercised in the reporting period	-94,453
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2023)	288,189

The RSUs have no exercise price. The weighted average remaining contractual lifetime of the RSUs is 2.88 years.

When determining the expense recognition as of December 31, 2023, an average expected fluctuation of 0% - 5% p.a. was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2023, ADSE has recognized a gross increase in equity in the balance sheet of kEUR 729 (December 31, 2022: kEUR 1,370, December 31, 2021: kEUR 10) for share-based payments from RSUs. In the financial year 2023, 30,125 (2022: 27,609) of the vested RSUs were withheld by ADSE to cover payroll taxes, causing a decrease in equity of kEUR 110 (2022: kEUR 77). As of the reporting date, this results in a net increase in equity in the balance sheet of kEUR 619 (December 31, 2022: kEUR 1,293). The expense recognized for RSUs for the year ended December 31, 2023, amounts to kEUR 729 (2022: kEUR 1,370, 2021: kEUR 10).

Non-qualified stock options

Under the non-qualified stock option (NQSO) program, ADSE grants the participant the right to acquire from ADSE the aggregate number of shares of common stock for a fixed price specified in the award agreement. Except for one NQSO agreement concluded under the director compensation, which became exercisable after one year, and one NQSO agreement with a consultant, which has different vesting dates, all other options granted become exercisable according to a vesting schedule earliest after one year and latest after four years from the grant date. In case of a bad leaver-event all claims to the NQSO become forfeited. The options expire after ten years from the grant date.

In the financial year 2022, the NQSO program developed as follows:

Program	NQSO
Number of awards	1,457,375
Maximum term (years)	10
Awards outstanding at the beginning of the reporting period (January 01, 2022)	-
Awards granted in the reporting period	1,457,375
Awards forfeited in the reporting period	-135,792
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	1,321,583
Awards exercisable at the end of the reporting period (December 31, 2022)	77,100

In the financial year 2023, the NQSO program developed as follows:

Program	NQSO
Number of awards	2,349,166
Maximum term (years)	10
Awards outstanding at the beginning of the reporting period (January 01, 2023)	1,321,583
Awards granted in the reporting period	1,027,583
Awards forfeited in the reporting period	-471,466
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2023)	1,877,700
Awards exercisable at the end of the reporting period (December 31, 2023)	246,083

The weighted average remaining contractual life of the NQSOs outstanding at the end of the period is 8.97 years.

The fair value at grant date is independently determined using a black-scholes model that takes into account the exercise price, the term of the option, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, and the risk-free interest rate for the term of the option.

Measurement of fair values as of March 31, 2022:

Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 18, 2022:

Measurement of fair values	3,7 years	2,7 years	1,7 years	0,7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of November 29, 2022:

Measurement of fair values	3,34 years	2,34 years	1,34 years	0,33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00

For the following grant date, vesting had already started with the start of employment of several employees in 2022. However, the formal grant date is January 24, 2023. Measurement of fair values as of January 24, 2023:

Measurement of fair values	3,18 years	2,18 years	1,18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 05, 2023:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	3.74	3.29	2.28	1.59
Share price at grant date in USD	6.00	6.00	6.00	6.00
Exercise price in USD	6.00	6.00	6.00	6.00
Expected volatility in %	82.81%	81.30%	64.25%	62.66%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

The expected price volatility is based on the historic volatility of peer group entities based on the remaining life of the options.

The individual programs with different terms and conditions were valued using parameters for historical volatility and risk-free interest rate with corresponding terms. The program granted to the consultant also has an exercise price of USD 10.

When determining the expense recognition as of December 31, 2023, an average expected fluctuation of 0% - 5% p.a. was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2023, ADSE has recognized an increase in equity in the balance sheet of kEUR 832 (December 31, 2022: kEUR 1,397, December 31, 2021: kEUR 0) for the share-based payments from NQSOs. The expense recognized for NQSOs for the financial year 2023 amounts to kEUR 832 (December 31, 2022: kEUR 1,397).

4.4	Statements of cash flows

ADSE has elected to present cash flows from operating activities using the indirect method and has used the profit for the period as the starting point for presenting operating cash flows.

ADSE has classified cash payments for lease payments as financing activities.

The cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

ADSE has elected to classify cash flows from interest paid as financing activities, cash flows from interest received and dividends received as operating activities, and cash flows from dividends paid as financing activities. However, dividends have neither been paid nor received in the reporting period.

Reconciliation of movements of liabilities to cash flows arising from financing activities

kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2023	-	2,439	3,477	5,915
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	12,033	-	-	12,033
Proceeds from issues of shares and other equity securities	-	-	-	-
Proceeds from the issue of warrants		8,592	-	8,592
Repayment of loans and borrowings	-703	-	-	-703
Repayment of lease liabilities	-	-	-912	-912
Interest paid	-106	-	-153	-259
Total changes from financing cash flows	11,224	8,592	-1,065	18,751
Effect of changes in foreign exchange rates	-83	-264	8	-339
Changes in fair value	-	10,859	-	10,859
Other changes
Additions to lease liabilities	-	-	871	871
Interest accrued	2,767	-	144	2,911
Total liability-related other changes	2,767	-	1,015	3,782
Balance as of Dec. 31, 2023	13,908	21,626	3,434	38,968

kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2022	7,522	12,767	2,066	22,355
Changes from financing cash flows				-
Repayment of loans and borrowings	-7,522	-	-	-7,522
Repayment of lease liabilities	-	-	-706	-706
Interest paid		-	-122	-122
Total changes from financing cash flows	-7,522	-	-828	-8,350
Changes in fair value		-10,329		-10,329
Other changes				-
Additions to lease liabilities	-	-	2,239	2,239
Total liability-related other changes	-	-	2,239	2,239
Balance as of Dec. 31, 2022	-	2,439	3,477	5,915

4.5	Capital and financial risk management

4.5.1	Capital management

Through the business combination between the Company and EUSG (refer to note 1.3), ADSE obtained cash proceeds from the EUSG IPO and subsequent PIPE investment as of December 22, 2021. Thereby, ADSE’s capital structure significantly changed with equity becoming one of the primary sources of financing.

In 2023, ADSE has concluded two shareholder loans, that have been granted by several shareholders to ADSE US for the financing of working capital and general corporate purposes (refer to note 4.2.12).

Consequently, equity, and in particular, capital reserves, which contain share premium from IPO and PIPE investment, as well as shareholder loans are managed as capital.

ADSE’s policy is to maintain a stable liquidity position to enable ADSE growth of market presence and investments into new technologies. Currently ADSE generates negative cash flows both from operating and investing activities. Therefore, the management closely monitors ADSE's liquidity reserves as well as the expected cash flows from its operating activities.

A capital structure that optimizes capital costs of equity and debt is being targeted, thus ADSE monitors the liquidity ratio regularly.

4.5.2	Financial risk management

ADSE has exposure to the following risks arising from financial instruments:

●	Credit risk,

●	Liquidity risk, and

●	Market risk.

ADSE’s managing directors have overall responsibility for the establishment and oversight of ADSE’s risk management framework. The managing directors are also responsible for developing and monitoring its risk management policies.

ADSE’s risk management policies are established to identify and analyze the risks faced by ADSE, to set appropriate risk limits and controls and to monitor risks and adherence to limits. ADSE aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

As of December 31, 2023, ADSE’s main financial liabilities include liabilities from warrants, trade payables, lease liabilities as well as shareholder loans. The primary purpose of these financial liabilities is to finance ADSE’s operations and provide guarantees to support its operations. ADSE is mainly exposed to liquidity risk as well as credit risk. The market risk, mainly including currency risk, interest rate risk, and equity risk is assessed as not negligible. However, ADSE does not have long term loans with variable interest rates. Furthermore, most of the business activities are concluded in the reporting currency Euro.

4.5.2.1	Credit risk

Credit risk is the risk of financial loss to ADSE if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from ADSE’s receivables from customers and contract assets.

The carrying amounts of financial assets and contract assets represent ADSE’s maximum credit exposure. ADSE monitors its credit risk regularly.

Trade receivables, contract assets and other investments

ADSE’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

For trade receivables and contract assets, ADSE applies the “simplified approach” and measures and accounts the loss allowance at an amount equal to the lifetime expected credit losses, while for all other financial assets measured at amortized cost the general approach is applied. As there is a heterogeneous portfolio of customers separate probabilities of default rates are determined for each significant customer. The determination of probability of default is done by an external service provider that acts as an independent credit rating agency.

A write-off of the trade receivables, contract assets and other investments of individual customers within the simplified approach is applied if one or more events take place that have an influence on the customer’s credit rating. These events include payment delays, pending insolvency or concessions by the debtor due to payment difficulties. Trade receivables, contract assets and other investments are written off when there is no reasonable expectation of recovery.

Impairment gains (losses) on financial assets recognized in profit or loss amounted to kEUR 104 in the financial year 2023 (2022: kEUR -228, 2021: kEUR -171).

In the following tables, the loss allowance as of December 31, 2023 and December 31, 2022 was determined as follows for trade receivables, contract assets and other investments.

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2023
Expected loss rate	0.43%	0.99%	0.77%	0.12%	3.15%	-
Gross carrying amount - trade receivables	9,338	3,024	913	435	1,793	15,504
Gross carrying amount - other investments	5	0	0	0	0	5
Gross carrying amount - contract assets	0	0	0	0	0	-
Loss allowance	-40	-30	-7	-1	-56	-134
Total	9,302	2,995	906	435	1,737	-

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2022
Expected loss rate	2.15%	1.41%	0.00%	0.00%	8.64%	-
Gross carrying amount - trade receivables	10,357	2,760	185	1	700	14,003
Gross carrying amount - other investments	3,284	0	0	0	0	3,284
Gross carrying amount - contract assets	6	0	0	0	0	6
Loss allowance	-294	-39	0	0	-60	-393
Total	13,353	2,722	185	1	639	-

Other financial assets

ADSE considers the probability of default at the date of initial recognition of assets and the existence of a significant increase in the risk of default during all reporting periods. To assess whether the risk of default has increased significantly, ADSE compares the risk of default on the asset at the reporting date with the risk of default at the initial recognition. Available, appropriate, and reliable forward-looking information is considered. Indicators such as internal and external credit ratings as well as actual and expected significant changes in the debtor’s earnings situation are taken into account.

Cash and cash equivalents

Cash and cash equivalents are mainly cash at banks. ADSE regularly monitors the corresponding bank’s credit ratings. Due to the short investment period and the good credit rating of the banks ADSE considers that its cash and cash equivalents have low credit risk. Consequently, no impairment was recognized on cash and cash equivalents.

4.5.2.2	Liquidity risk

Liquidity risk is the risk that ADSE will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

ADSE aims to maintain the level of its cash and cash equivalents at a level that exceeds the expected cash outflows from financial liabilities.

Exposure to liquidity risk

ADSE’s policy is to maintain sufficient cash and cash equivalents at all times to meet current and future obligations as they fall due. ADSE manages its liquidity by maintaining sufficient liquid assets.

Adverse developments in the capital markets could increase ADSE's financing costs and limit its financial flexibility.

The following table shows the remaining contractual maturities of ADSE's financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	19,317	19,317	-	-
Lease liabilities	3,718	983	2,735	-
Trade payables	12,880	12,880	-	-
Trade payables due to related parties	2,300	2,300	-	-
Other payables	3,553	3,384	-	169
Total	41,769	38,865	2,735	169

Shareholder loans include as disagio in the amount of kEUR 4,693 as of the reporting date (refer to note 4.2.12).

The following table shows the remaining contractual maturities of ADSE's financial liabilities as of December 31, 2022. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Lease liabilities	4,571	1,038	3,228	305
Trade payables	10,012	10,012	-	-
Trade payables due to related parties	1,821	1,821	-	-
Other payables	2,435	2,285	-	150
Total	18,840	15,157	3,228	455

ADSE’s current financial position with a cash level of kEUR 29,162 as of December 31, 2023 (December 31, 2022: kEUR 34,441) reduces liquidity risks. However, ADSE is exposed to liquidity risks resulting from short-term due date of the shareholder loans, delayed customer payments and if ADSE cannot manage to generate cash from its current inventories or cannot obtain additional financing.

4.5.2.3	Market risk

Market risk

Market risk is the risk that changes in market prices – e.g. foreign exchange rates, interest rates and equity prices – will affect ADSE’s income or the value of its holdings of financial instruments. The financial instruments affected by market risk essentially comprise financial assets and financial liabilities.

Interest rate risk

Interest risk is the risk that changes of interest rates will affect interest expenses from loans or borrowings and interest income from cash and cash equivalents. As of December 31, 2023, loans and borrowings amount to kEUR 13,908, consisting of two interest-bearing shareholder loans. However, both shareholder loans are based on fixed interest rates. Thus, no interest rate risks exist. Based on balances in bank accounts amounting to kEUR 29,162 as of December 31, 2023, negligible interest rate risk arises with respect to interest income.

Equity risk

Equity risk is the risk that changes in stock markets – e.g. a falling price of ordinary shares and/or public warrants of ADSE (“ADSE’s trading price”), receiving no dividends, receiving lower dividends than expected, or fluctuations in the equity markets – will affect the value of ADSE’s common shares and outstanding warrants. The volatility of ADSE’s trading price could potentially have significant impact on the valuation of warrant liabilities in the future and valuation of future share-based payments. As of December 31, 2023, equity risks arise with respect to warrant liabilities amounting to kEUR 21,626. In management’s opinion, a sensitivity analysis is unrepresentative of the inherent equity risk as the year end exposure does not reflect the exposure during the year.

Currency risk

Foreign exchange risk arises when individual Group entities enter into transactions denominated in a currency other than their functional currency.

ADSE is exposed to currency risks arising from bank balances in foreign currencies, transactions in foreign currencies including revenue generated or purchases for materials and services, and operating business activities in the US for ADSE US and Switzerland for ADSE CH. The main exposure of currency risks arise with respect to bank balances amounting to kEUR 9,806 (December 31, 2022: kEUR 10,087) which are denominated in USD. Lesser currency risks arise from normal operations since 95% of revenues in 2023 (2022: 87%, 2021: 94%) are generated in EUR.

Sensitivity of the foreign currency risk

The sensitivity analysis approximately quantifies the risk that can occur within the framework of set assumptions if certain parameters are changed to a defined extent. Exchange rate risks exist for US dollars (USD) and Swiss franc (CHF).

The following disclosures describe the sensitivity of an increase or decrease in the USD and CHF against the EUR from ADSE's perspective. Currency risks within the meaning of IFRS 7 arise from financial instruments that are denominated in a currency other than the functional currency and are of a monetary nature. Translation differences from the translation of financial statements of foreign Group companies into ADSE currency are not taken into account. The sensitivity analysis was prepared for the main financial instrument (cash and cash equivalents) outstanding as at the balance sheet date of ADSE.

If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2023 and 2022 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2023	OCI	Variance	Dec. 31, 2022
EUR/USD	+/-10,0%	-891/+1,090	-	+/-10,0%	-917/+1,121

If the EUR had appreciated or depreciated by 10.0% against the CHF as at December 31, 2023 and 2022 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2023	OCI	Variance	Dec. 31, 2022
EUR/CHF	+/-10,0%	-3/+3	-	-	-

Other market risks

ADSE is not significantly exposed to other market risks.